UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22926

Elkhorn ETF Trust
 (Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL  60187
 (Address of principal executive offices) (Zip code)

Benjamin T. Fulton
Elkhorn ETF Trust
 207 Reber Street, Suite 201
Wheaton, IL  60187
  (Name and address of agent for service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL  60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

EXPLANATORY NOTE: This Form N-Q filing covers the Elkhorn S&P 500 Capital Expenditures Portfolio (CAPX).

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

ELKHORN COMMODITY ROTATION STRATEGY ETF
Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Principal	Value
TREASURY BILLS—67.5%
U.S. Treasury Bill, 0.0%, 02/02/2017	$500,000	$499,826
U.S. Treasury Bill, 0.0%, 02/09/2017	500,000	499,773
U.S. Treasury Bill, 0.0%, 03/16/2017	1,000,000	999,010
U.S. Treasury Bill, 0.0%, 04/20/2017	1,000,000	998,414
U.S. Treasury Bill, 0.0%, 05/18/2017	1,000,000	997,753
U.S. Treasury Bill, 0.0%, 05/25/2017	1,000,000	997,623
Total Treasury Bills
(Cost $4,993,923)		4,992,399
CORPORATE BONDS—10.9%
Aerospace/Defense—2.7%
United Technologies Corp., 1.8%, 6/1/2017	200,000	200,535

Electric—2.8%
Georgia Power Co., Series B, 5.7%, 6/1/2017	200,000	203,640

Pharmaceutical—2.7%
Pfizer, Inc., 1.1%, 5/15/2017	200,000	200,014

Transportation—2.7%
Burlington Northern Santa Fe LLC, 5.65%, 5/1/2017	200,000	202,706

Total Corporate Bonds
(Cost $808,164)		806,895
Total Investments—78.4% (Cost $5,802,087)		5,799,294
Other Assets in Excess of Liabilities—-21.6%		1,593,249
Net Assets—100.0%		$7,392,543

See accompanying Notes to Schedule of Investments.

ELKHORN COMMODITY ROTATION STRATEGY ETF
Consolidated Schedule of Investments, continued
December 31, 2016 (Unaudited)

Futures contracts outstanding as of December 31, 2016:

Description	Broker	Expiration Date	Contract Type	Number of Contracts	Value at Trade Date	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
Gasoline RBOB Future	Societe Generale	08/31/2017	Long	21	$1,517,078	$1,590,510	$73,432
LME Copper Future	Societe Generale	12/17/2018	Long	10	1,442,412	1,380,625	(61,787)
LME PRI Alum Future	Societe Generale	04/13/2017	Long	35	1,497,625	1,482,469	(15,156)
LME Zinc Future	Societe Generale	01/16/2017	Long	8	460,549	512,700	52,151
LME Zinc Future	Societe Generale	01/16/2017	Short	8	(458,625)	(512,700)	(54,075)
LME Zinc Future	Societe Generale	04/13/2017	Long	24	1,454,162	1,546,800	92,638
LME Zinc Future	Societe Generale	04/13/2017	Short	3	(196,825)	(193,350)	3,475
NY Harb ULSD Future	Societe Generale	03/31/2017	Long	21	1,403,160	1,534,239	131,079
						$7,341,293	$221,757

Cash posted as collateral to broker for futures contracts was $153,887 at December 31, 2016.

Commodity Sector	% of Value at December 31, 2016
Base Metals	57.4%
Energy	42.6
Total Investments	100.0%

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Corporate Bonds	$–	$806,895	$–	$806,895
Treasury Bills	4,992,399	–	–	4,992,399
Other Investments
Futures	352,775	–	–	352,775
Total Investment in Securities	$5,345,174	$806,895	$–	$6,152,069
Liability Valuation Inputs
Other Investments
Futures	$131,018	$–	$–	$131,018
Total Other Investments	$131,018	$–	$–	$131,018

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN FUNDAMENTAL COMMODITY STRATEGY ETF
Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Principal	Value
TREASURY BILLS—68.2%
U.S. Treasury Bill, 0.0%, 01/26/2017	$2,000,000	$1,999,474
U.S. Treasury Bill, 0.0%, 02/09/2017	2,000,000	1,999,092
U.S. Treasury Bill, 0.0%, 02/16/2017	1,000,000	999,468
U.S. Treasury Bill, 0.0%, 03/23/2017	900,000	899,025
U.S. Treasury Bill, 0.0%, 03/30/2017	1,000,000	998,820
Total Treasury Bills
(Cost $6,897,022)		6,895,879
CORPORATE BONDS—10.5%
Miscellaneous Manufacturing—2.0%
Illinois Tool Works, Inc., 0.9%, 2/25/2017	200,000	199,942

Pharmaceuticals—2.0%
Pfizer, Inc., 0.9%, 1/15/2017	200,000	200,000

Retail—4.0%
Costco Wholesale Corp., 5.5%, 3/15/2017	100,000	100,927
Wal-Mart Stores, Inc., 5.38%, 4/5/2017	305,000	308,354
Total Retail		409,281
Telecommunications—2.5%
Cisco Systems, Inc., 1.1%, 3/3/2017	250,000	249,972

Total Corporate Bonds
(Cost $1,060,019)		1,059,195
Total Investments—78.7%(Cost $7,957,041)		7,955,074
Other Assets in Excess of Liabilities—-21.3%		2,155,224
Net Assets—100.0%		$10,110,298

See accompanying Notes to Schedule of Investments.

ELKHORN FUNDAMENTAL COMMODITY STRATEGY ETF
Consolidated Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

Futures contracts outstanding as of December 31, 2016:

Description	Broker	Expiration Date	Contract Type	Number of Contracts	Value at Trade Date	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
Brent Crude Future	Societe Generale	10/31/2018	Long	15	$815,336	$869,700	$54,364
Cattle Feeder Future	Societe Generale	03/30/2017	Long	1	62,262	62,550	288
Cocoa Future	Societe Generale	03/16/2017	Long	2	49,781	42,520	(7,261)
Coffee 'C' Future	Societe Generale	12/18/2017	Long	2	124,710	110,025	(14,685)
Corn Future	Societe Generale	12/14/2017	Long	15	285,433	285,000	(433)
Cotton No.2 Future	Societe Generale	12/06/2017	Long	4	137,517	139,080	1,563
Gasoline RBOB Future	Societe Generale	09/29/2017	Long	4	242,629	280,577	37,948
Gold 100 OZ Future	Societe Generale	12/27/2018	Long	7	929,558	831,110	(98,448)
KC HRW Wheat Future	Societe Generale	07/14/2017	Long	1	22,730	22,062	(668)
Lean Hogs Future	Societe Generale	08/14/2017	Long	2	58,806	60,420	1,614
Live Cattle Future	Societe Generale	06/30/2017	Long	7	280,049	293,090	13,041
LME Copper Future	Societe Generale	12/18/2017	Long	10	1,208,812	1,385,875	177,063
LME Copper Future	Societe Generale	12/18/2017	Short	10	(1,245,232)	(1,385,875)	(140,643)
LME Copper Future	Societe Generale	12/17/2018	Long	11	1,422,850	1,518,688	95,838
LME Lead Future	Societe Generale	12/18/2017	Long	3	149,531	152,362	2,831
LME Nickel Future	Societe Generale	06/19/2017	Long	4	249,601	241,428	(8,173)
LME Nickel Future	Societe Generale	06/19/2017	Short	4	(251,426)	(241,428)	9,998
LME Nickel Future	Societe Generale	12/17/2018	Long	4	261,304	247,452	(13,852)
LME PRI Alum Future	Societe Generale	01/16/2017	Long	14	561,206	592,900	31,694
LME PRI Alum Future	Societe Generale	01/16/2017	Short	14	(599,769)	(592,900)	6,869
LME PRI Alum Future	Societe Generale	04/13/2017	Long	14	601,275	592,987	(8,288)
LME Zinc Future	Societe Generale	12/18/2017	Long	6	345,112	384,938	39,826
Low Su Gasoil G Future	Societe Generale	12/12/2017	Long	4	181,020	209,200	28,180
Natural Gas Future	Societe Generale	03/27/2018	Long	13	377,930	387,140	9,210
NY Harb ULSD Future	Societe Generale	03/31/2017	Long	3	192,543	219,177	26,634
Sliver Future	Societe Generale	12/27/2018	Long	4	383,842	330,020	(53,822)
Soybean Future	Societe Generale	11/14/2017	Long	32	1,541,509	1,582,800	41,291
Sugar #11 (World) Future	Societe Generale	06/30/2017	Long	20	473,870	422,240	(51,630)
Wheat Future	Societe Generale	12/14/2017	Long	3	73,954	69,750	(4,204)
WTI Crude Future	Societe Generale	02/20/2018	Long	18	908,159	1,022,760	114,601
						$10,135,648	$290,746

Cash posted as collateral to broker for futures contracts was $282,149 at December 31, 2016.

See accompanying Notes to Schedule of Investments.

ELKHORN FUNDAMENTAL COMMODITY STRATEGY ETF
Consolidated Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

Commodity Sector	% of Value at December 31, 2016
Agriculture	30.5%
Base Metals	28.6
Energy	29.5
Precious Metals	11.4
Total Investments	100.0%

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Corporate Bonds	$–	$1,059,195	$–	$1,059,195
Treasury Bills	6,895,879	–	–	6,895,879
Other Investments
Futures	692,853	–	–	692,853
Total Investment in Securities	$7,588,732	$1,059,195	$–	$8,647,927
Liability Valuation Inputs
Other Investments
Futures	$402,107	$–	$–	$402,107
Total Other Investments	$402,107	$–	$–	$402,107

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.1%
Banks—3.9%
Fifth Third Bancorp	1,275	$34,387
KeyCorp	2,016	36,832
M&T Bank Corp.	222	34,728
Total Banks		105,947
Beverages—0.9%
Monster Beverage Corp.*	522	23,146

Biotechnology—3.6%
AbbVie, Inc.	420	26,300
Amgen, Inc.	156	22,809
Biogen, Inc.*	87	24,671
Vertex Pharmaceuticals, Inc.*	319	23,501
Total Biotechnology		97,281
Capital Markets—4.3%
Bank of New York Mellon Corp. (The)	640	30,323
Charles Schwab Corp. (The)	790	31,181
CME Group, Inc.	239	27,569
Intercontinental Exchange, Inc.	465	26,235
Total Capital Markets		115,308
Chemicals—3.0%
FMC Corp.	542	30,656
International Flavors & Fragrances, Inc.	195	22,977
PPG Industries, Inc.	273	25,869
Total Chemicals		79,502
Communications Equipment—1.1%
Harris Corp.	282	28,897

Construction & Engineering—2.2%
Jacobs Engineering Group, Inc.*	504	28,728
Quanta Services, Inc.*	904	31,504
Total Construction & Engineering		60,232
Consumer Finance—2.4%
Capital One Financial Corp.	353	30,796
Discover Financial Services	460	33,161
Total Consumer Finance		63,957
Diversified Consumer Services—0.9%
H&R Block, Inc.	1,094	25,151

Diversified Financial Services—1.2%
Leucadia National Corp.	1,331	30,946

Investments	Shares	Value
Diversified Telecommunication Services—1.0%
AT&T, Inc.	644	$27,389

Electronic Equipment, Instruments & Components—1.0%
Amphenol Corp., Class A	397	26,678

Energy Equipment & Services—3.2%
Baker Hughes, Inc.	488	31,705
FMC Technologies, Inc.*	796	28,282
Schlumberger Ltd.	310	26,025
Total Energy Equipment & Services		86,012
Equity Real Estate Investment—7.5%
American Tower Corp.	223	23,567
Essex Property Trust, Inc.	121	28,132
Extra Space Storage, Inc.	332	25,644
Federal Realty Investment Trust	171	24,301
HCP, Inc.	697	20,715
Macerich Co. (The)	330	23,377
Public Storage	118	26,373
Quality Care Properties, Inc.*	139	2,154
UDR, Inc.	747	27,251
Total Equity Real Estate Investment		201,514
Food & Staples Retailing—1.0%
Walgreens Boots Alliance, Inc.	322	26,649

Food Products—1.7%
JM Smucker Co. (The)	189	24,204
Mead Johnson Nutrition Co.	312	22,077
Total Food Products		46,281
Health Care Equipment & Supplies—3.6%
Becton Dickinson and Co.	147	24,336
C. R. Bard, Inc.	115	25,836
DENTSPLY SIRONA, Inc.	430	24,824
Intuitive Surgical, Inc.*	35	22,196
Total Health Care Equipment & Supplies		97,192
Health Care Providers & Services—5.7%
Aetna, Inc.	230	28,522
AmerisourceBergen Corp.	316	24,708
Anthem, Inc.	208	29,904
Express Scripts Holding Co.*	362	24,902
Laboratory Corp. of America Holdings*	187	24,007
Universal Health Services, Inc., Class B	205	21,808
Total Health Care Providers & Services		153,851
Hotels, Restaurants & Leisure—3.3%
Darden Restaurants, Inc.	406	29,525

See accompanying Notes to Schedule of Investments.

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO
Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

Investments	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	374	$30,922
McDonald's Corp.	221	26,900
Total Hotels, Restaurants & Leisure		87,347
Household Durables—0.9%
D.R. Horton, Inc.	874	23,886

Household Products—0.9%
Church & Dwight Co., Inc.	527	23,288

Independent Power and Renewable Electricity Producers—1.0%
NRG Energy, Inc.	2,272	27,855

Industrial Conglomerates—2.0%
General Electric Co.	874	27,618
Roper Technologies, Inc.	146	26,730
Total Industrial Conglomerates		54,348
Insurance—3.0%
Arthur J Gallagher & Co.	502	26,084
Loews Corp.	614	28,754
Marsh & McLennan Cos., Inc.	383	25,887
Total Insurance		80,725
Internet & Direct Marketing Retail—0.9%
Amazon.com, Inc.*	31	23,246

Internet Software & Services—1.8%
Facebook, Inc., Class A*	197	22,665
VeriSign, Inc.*	333	25,331
Total Internet Software & Services		47,996
IT Services—2.9%
Cognizant Technology Solutions Corp., Class A*	501	28,071
Total System Services, Inc.	535	26,231
Visa, Inc., Class A	306	23,874
Total IT Services		78,176
Life Sciences Tools & Services—1.9%
Agilent Technologies, Inc.	560	25,513
PerkinElmer, Inc.	484	25,241
Total Life Sciences Tools & Services		50,754
Machinery—1.0%
Illinois Tool Works, Inc.	218	26,696

Media—6.5%
CBS Corp., Class B	458	29,138
Charter Communications, Inc., Class A*	98	28,216
Discovery Communications, Inc., Class A*	996	27,300
Scripps Networks Interactive, Inc., Class A	412	29,405

Investments	Shares	Value
Media (continued)
Time Warner, Inc.	317	$30,600
Twenty-First Century Fox, Inc., Class A	1,021	28,629
Total Media		173,288
Metals & Mining—1.2%
Nucor Corp.	539	32,081

Multiline Retail—1.9%
Dollar Tree, Inc.*	327	25,238
Target Corp.	371	26,797
Total Multiline Retail		52,035
Oil, Gas & Consumable Fuels—3.9%
Chesapeake Energy Corp.*	3,848	27,013
Cimarex Energy Co.	183	24,870
Devon Energy Corp.	586	26,763
Williams Cos., Inc. (The)	867	26,998
Total Oil, Gas & Consumable Fuels		105,644
Personal Products—0.7%
Coty, Inc., Class A	1,082	19,811

Pharmaceuticals—1.6%
Mallinckrodt PLC*	384	19,131
Perrigo Co. PLC	292	24,303
Total Pharmaceuticals		43,434
Real Estate Management & Development—1.1%
CBRE Group, Inc., Class A*	952	29,979

Semiconductors & Semiconductor—7.4%
Analog Devices, Inc.	407	29,556
Applied Materials, Inc.	899	29,011
First Solar, Inc.*	640	20,538
Intel Corp.	674	24,446
KLA-Tencor Corp.	351	27,617
Microchip Technology, Inc.	428	27,456
NVIDIA Corp.	383	40,881
Total Semiconductors & Semiconductor		199,505
Software—2.7%
CA, Inc.	787	25,003
Electronic Arts, Inc.*	306	24,100
Red Hat, Inc.*	327	22,792
Total Software		71,895
Specialty Retail—1.7%
Ross Stores, Inc.	390	25,584
Urban Outfitters, Inc.*	710	20,221
Total Specialty Retail		45,805

See accompanying Notes to Schedule of Investments.

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO
Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

Investments	Shares	Value
Tobacco—1.1%
Reynolds American, Inc.	534	$29,925

Trading Companies & Distributors—2.5%
Fastenal Co.	658	30,913
United Rentals, Inc.*	335	35,369
Total Trading Companies & Distributors		66,282
Total Investments—100.1% (Cost $2,465,960)		2,689,934
Liabilities in Excess of Other Assets—(0.1)%(a)		(2,345)
Net Assets—100.0%		$2,687,589

*	Non-income producing security
(a)	Less than 0.05%

Sector Allocation	% of Total Investments
Consumer Discretionary	16.0%
Consumer Staples	6.3
Energy	7.1
Financials	14.8
Health Care	16.5
Industrials	7.7
Information Technology	16.8
Materials	4.2
Real Estate	8.6
Telecommunication Services	1.0
Utilities	1.0
Total Investments	100.0%

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$2,689,934	$–	$–	$2,689,934
Total Investment in Securities	$2,689,934	$–	$–	$2,689,934

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P HIGH QUALITY PREFERRED ETF
Schedule of Investment
December 31, 2016 (Unaudited)

Investments	Shares	Value
PREFERRED STOCKS—92.6%
Banks—9.6%
BB&T Corp., 5.63%	1,701	$41,317
BB&T Corp., 5.85%	1,751	42,935
BB&T Corp., Series E, 5.63%	1,759	41,776
BB&T Corp., Series F, 5.20%	1,769	40,262
BB&T Corp., Series G, 5.20%	1,730	39,444
Commerce Bancshares, Inc., Series B, 6.00%	1,721	43,800
Cullen/Frost Bankers, Inc., 5.38%	1,690	41,692
First Republic Bank, Series F, 5.70%	1,731	40,938
First Republic Bank, Series G, 5.50%	1,722	39,244
HSBC Holdings PLC (United Kingdom), 8.13%	1,668	43,285
HSBC Holdings PLC (United Kingdom), Series 2, 8.00%	1,735	44,763
HSBC Holdings PLC (United Kingdom), Series A, 6.20%	1,753	44,176
JPMorgan Chase & Co., Series AA, 6.10%	1,664	42,199
JPMorgan Chase & Co., Series BB, 6.15%	1,658	42,428
JPMorgan Chase & Co., Series O, 5.50%	1,757	43,240
JPMorgan Chase & Co., Series P, 5.45%	1,717	42,324
JPMorgan Chase & Co., Series T, 6.70%	1,598	43,034
JPMorgan Chase & Co., Series W, 6.30%	1,632	42,367
JPMorgan Chase & Co., Series Y, 6.13%	1,663	42,157
PNC Financial Services Group, Inc. (The), Series Q, 5.38%	1,765	41,689
US Bancorp, Series H, 5.15%	1,676	40,643
Wells Fargo & Co., 5.20%	1,786	41,292
Wells Fargo & Co., Series J, 8.00%	1,671	44,165
Wells Fargo & Co., Series L, 7.50%	35	41,650
Wells Fargo & Co., Series O, 5.13%	1,369	31,487
Wells Fargo & Co., Series P, 5.25%	1,783	40,813
Wells Fargo & Co., Series T, 6.00%	1,271	31,877
Wells Fargo & Co., Series V, 6.00%	1,276	31,989
Wells Fargo & Co., Series W, 5.70%	1,745	41,252
Wells Fargo & Co., Series X, 5.50%	1,752	40,138
Total Banks		1,228,376
Capital Markets—4.0%
Affiliated Managers Group, Inc., 6.38%	1,703	43,001
Apollo Investment Corp., 6.63%	1,742	43,846
Ares Management LP, Series A, 7.00%	1,731	43,639
Bank of New York Mellon Corp. (The), 5.20%	1,728	39,744
Charles Schwab Corp. (The), Series C, 6.00%	1,626	41,089
Gabelli Dividend & Income Trust (The), Series G, 5.25%	1,762	41,264
KKR & Co. LP, Series A, 6.75%	1,678	42,420

Investments	Shares	Value
Capital Markets (continued)
KKR & Co. LP, Series B, 6.50%	1,678	$41,698
Northern Trust Corp., Series C, 5.85%	1,653	41,424
Raymond James Financial, Inc., 6.90%	1,733	44,001
State Street Corp., Series C, 5.25%	1,759	41,126
State Street Corp., Series E, 6.00%	1,688	42,706
Total Capital Markets		505,958
Commercial Services & Supplies—0.3%
Pitney Bowes, Inc., 6.70%	1,670	42,702

Diversified Telecommunication—0.3%
Qwest Corp., 7.50%	1,778	44,539

Electric Utilities—9.5%
Duke Energy Corp., 5.13%	1,695	40,561
FPL Group Capital Trust I, 5.88%	15,882	399,591
Nextera Energy Capital Holdings, Inc., 5.00%	1,764	38,420
Nextera Energy Capital Holdings, Inc., Series G, 5.70%	1,755	42,576
Nextera Energy Capital Holdings, Inc., Series H, 5.63%	1,762	41,989
Nextera Energy Capital Holdings, Inc., Series I, 5.13%	1,767	38,839
PPL Capital Funding, Inc., Series B, 5.90%	1,688	42,200
SCE Trust I, 5.63%	12,167	283,734
SCE Trust II, 5.10%	12,570	278,551
Total Electric Utilities		1,206,461
Equity Real Estate Investment—52.6%
Boston Properties, Inc., 5.25%	15,913	382,548
Equity Commonwealth, 5.75%	1,749	41,766
Kimco Realty Corp., Series I, 6.00%	16,243	395,517
Kimco Realty Corp., Series J, 5.50%	16,268	380,509
Kimco Realty Corp., Series K, 5.63%	16,136	377,905
National Retail Properties, Inc., Series D, 6.63%	11,210	281,483
National Retail Properties, Inc., Series E, 5.70%	12,596	291,094
PS Business Parks, Inc., Series S, 6.45%	16,256	407,700
PS Business Parks, Inc., Series T, 6.00%	16,173	393,166
PS Business Parks, Inc., Series U, 5.75%	16,192	376,950
Public Storage, Series A, 5.88%	9,940	246,810
Public Storage, Series B, 5.40%	10,198	230,781
Public Storage, Series C, 5.13%	10,321	225,101
Public Storage, Series D, 4.95%	10,417	220,840
Public Storage, Series S, 5.90%	10,491	258,918
Public Storage, Series T, 5.75%	10,450	253,621
Public Storage, Series U, 5.63%	10,397	244,641
Public Storage, Series V, 5.38%	10,475	236,735

See accompanying Notes to Schedule of Investments.

ELKHORN S&P HIGH QUALITY PREFERRED ETF
Schedule of Investment, continued
December 31, 2016 (Unaudited)

Investments	Shares	Value
Equity Real Estate Investment (continued)
Public Storage, Series W, 5.20%	10,377	$241,265
Public Storage, Series X, 5.20%	10,369	239,524
Public Storage, Series Y, 6.38%	9,566	250,151
Public Storage, Series Z, 6.00%	9,719	245,988
Realty Income Corp., Series F, 6.63%	16,300	409,945
Senior Housing Properties Trust, 5.63%	1,776	41,399
Ventas Realty LP / Ventas Capital Corp., 5.45%	1,673	40,169
Total Equity Real Estate Investment		6,714,526
Industrial Conglomerates—0.7%
General Electric Co., 4.88%	1,712	42,029
General Electric Co., 4.88%	1,747	42,959
Total Industrial Conglomerates		84,988
Insurance—13.2%
Aegon NV (Netherlands), 6.38%	10,718	268,379
Aegon NV (Netherlands), 6.50%	10,621	267,224
Aegon NV (Netherlands), 8.00%	1,680	43,764
Aflac, Inc., 5.50%	1,709	41,358
American Financial Group, Inc., 6.38%	1,733	43,533
Arch Capital Group Ltd. (Bermuda), Series C, 6.75%	1,750	44,048
Argo Group US, Inc., 6.50%	1,776	44,382
Assured Guaranty Municipal Holdings, Inc., 6.25%	1,711	42,758
Axis Capital Holdings Ltd. (Bermuda), Series C, 6.88%	1,753	44,193
Axis Capital Holdings Ltd. (Bermuda), Series D	1,719	39,073
Endurance Specialty Holdings Ltd. (Bermuda), Series C, 6.35%	1,693	43,273
PartnerRe Ltd. (Bermuda), Series H	14,016	382,497
PartnerRe Ltd. (Bermuda), Series I	1,668	39,231
Protective Life Corp., 6.25%	1,735	44,086
Prudential Financial, Inc., 5.70%	1,737	42,973
Prudential Financial, Inc., 5.75%	1,727	42,761
Prudential PLC (United Kingdom), 6.50%	1,690	42,740
Prudential PLC (United Kingdom), 6.75%	1,690	43,044
RenaissanceRe Holdings Ltd. (Bermuda), Series E	1,717	38,615
Selective Insurance Group, Inc., 5.88%	1,728	41,420
Validus Holdings Ltd. (Bermuda), Series A, 5.88%	1,780	40,086
Total Insurance		1,679,438
Machinery—0.3%
Stanley Black & Decker, Inc., 5.75%	1,733	42,164

Media—0.3%
Comcast Corp., 5.00%	1,696	42,536

Investments	Shares	Value
Mortgage Real Estate Investment—1.8%
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	9,096	$228,946

Total Preferred Stocks
(Cost $12,864,062)		11,820,634
EXCHANGE TRADED FUNDS—5.0%
iShares US Preferred Stock ETF	3,450	128,375
PowerShares Financial Preferred Portfolio	7,146	128,342
PowerShares Preferred Portfolio	9,028	128,468
SPDR Wells Fargo Preferred Stock ETF	3,055	128,157
VanEck Vectors Preferred Securities ex Financials ETF	6,586	127,176
Total Exchange Traded Funds
(Cost $642,305)		640,518

MONEY MARKET FUND—2.2%
Goldman Sachs Financial Square Funds - Government Fund, 0.45% (a) (Cost $279,419)	279,419	279,419
Total Investments—99.8% (Cost $13,785,786)		12,740,571
Other Assets in Excess of Liabilities—0.2%		19,654
Net Assets—100.0%		$12,760,225

(a)	Rate shown represents annualized 7-day yield as of December 31, 2016.

Sector Allocation	% of Total Investments*
Consumer Discretionary	0.3%
Financials	34.4
Industrials	1.4
Real Estate	53.9
Telecommunication Services	0.3
Utilities	9.7
Total Investments	100.0%

*	Excluding Money Market Fund

See accompanying Notes to Schedule of Investments.

ELKHORN S&P HIGH QUALITY PREFERRED ETF
Schedule of Investment, continued
December 31, 2016 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Preferred Stocks	$11,820,634	$–	$–	$11,820,634
Exchange Traded Funds	640,518	–	–	640,518
Money Market Funds	279,419	–	–	279,419
Total Investments in Securities	$12,740,571	$–	$–	$12,740,571

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust offers shares in fifteen series as of December 31, 2016. The Elkhorn Commodity Rotation Strategy ETF, Elkhorn Fundamental Commodity Strategy ETF , Elkhorn S&P 500 Capital Expenditures Portfolio, and Elkhorn S&P High Quality Preferred ETF, (each a  “Fund” and collectively, “Funds”) are presented herein. Each Fund is classified as a non-diversified series of the Trust.

The Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds follow the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

2. CONSOLIDATION OF SUBSIDIARIES

Elkhorn Cayman Fund 2 and Elkhorn Cayman Fund 1 (each, a “Subsidiary”: collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands as wholly-owned subsidiaries which act as investment vehicles for Elkhorn Commodity Rotation Strategy ETF and Elkhorn Fundamental Commodity Strategy ETF, respectively. The principal purpose of the investments of the Funds noted above in the Subsidiaries is to allow the Funds to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

The following table reflects the net assets of each Subsidiary as a percentage of each Fund’s net assets at December 31, 2016:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
Elkhorn Commodity Rotation Strategy ETF	Elkhorn Cayman Fund 2	$1,451,675	19.6%
Elkhorn Fundamental Commodity Strategy ETF	Elkhorn Cayman Fund 1	2,129,102	21.1

The Consolidated Schedules of Investments of the Funds listed above include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

3. SECURITIES VALUATION

Investment Valuation:

Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange other than NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, Elkhorn Investments, LLC (“the Adviser”) will determine the price of the security held by each Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees. In addition, each Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which each Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund’s net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at December 31, 2016, is disclosed at the end of each Fund’s Schedule of Investments.

4. FEDERAL INCOME TAX MATTERS

At December 31, 2016, the cost of investments for federal income tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Elkhorn Commodity Rotation Strategy ETF	$5,802,087	$-	$(2,793)	$(2,793)
Elkhorn Fundamental Commodity Strategy ETF	7,957,041	-	(1,967)	(1,967)
Elkhorn S&P 500 Capital Expenditures Portfolio	2,465,960	318,399	(94,425)	223,974
Elkhorn S&P High Quality Preferred ETF	13,785,786	286	(1,045,501)	(1,045,215)

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the fund’s following taxable year. As of March 31, 2016, the Elkhorn S&P 500 Capital Expenditures Portfolio elected to treat short-term Post October capital losses of $35,690 as having been incurred in the following fiscal year.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Elkhorn ETF Trust

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	2/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	2/28/2017

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer
(principal financial officer)

Date	2/28/2017

*	Print the name and title of each signing officer under his or her signature.